Exchangeable Securities (Tables)	12 Months Ended
Dec. 31, 2020
Exchangeable Securities [Abstract]
Disclosure of borrowing costs	750 million Exchangeable Securities

As at	Dec. 31, 2020			Dec. 31, 2019
	Carrying value	Face value	Interest	Carrying value	Face value	Interest
Exchangeable debentures – due May 1, 2039	330	350	7%	326	350	7%
Exchangeable preferred shares(1)	400	400	7%	—	—	7%
Total long term debt	730	750		326	350

(1) Exchangeable preferred share dividends are reported as interest expense.

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities

As at	Dec. 31, 2020		Dec. 31, 2019
Description	Base fair value	Sensitivity	Base fair value	Sensitivity
Option to exchange – embedded derivative	—	nil -33	—	nil -27